CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	¥ 536,482	¥ 528,383	¥ 252,358
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	76,522	43,945	37,326
Loss on disposal of assets		1,106,677	966
Deferred income taxes, net	8,744	(10,939)	6,766
Changes in assets and liabilities:
Accounts receivable, net	(206,566)	171,985	244,692
Real estate inventory	(1,555,861)	(4,306,865)	(591,778)
Prepaid and other current assets	29,124	62,130	(100,265)
Intangible asset, net	(1,477)	(54,735)	(48,426)
Operating lease, net	21,165	45,966	(804)
Other assets	(60,835)	(59,201)	303,928
Accounts payable	43,245	105,567	180,822
Customer deposits	13,981	61,928	58,133
Accrued expenses and other current liabilities	(22,507)	(625,720)	(588,373)
Net cash used in operating activities	(1,117,983)	(2,930,879)	(244,655)
Cash flows from investing activities:
Purchases of property and equipment	(1,244,116)	(537,294)	(170,231)
Proceeds from sale of property and equipment		510,091
Purchase of investments	(4,126)	(3,670)	(10,700)
Proceeds from sale of investments in marketable securities		11,789	42,039
Other - net investing	702		(21,541)
Net cash used in investing activities	(1,247,540)	(19,084)	(160,433)
Cash flows from financing activities:
Proceeds from notes payable	14,688,192	5,649,300	8,046,791
Payments on notes payable	(11,944,327)	(2,811,364)	(7,626,187)
Proceeds from common stock issuance		14,225	100,000
Proceeds from sale of treasury stocks		1,079
Other - net financing	461	(453)	35,000
Net cash provided by financing activities	2,744,326	2,852,787	555,604
Effect of exchange rate change on cash and cash equivalents	4,462	19,962	271
Net increase (decrease) in cash and cash equivalents	383,265	(77,214)	150,787
Cash and cash equivalents, beginning of year	403,108	480,322	329,535
Cash and cash equivalents, end of year	786,373	403,108	480,322
Cash paid during the year for
Interest	100,314	163,314	193,655
Income taxes	¥ 238,032	¥ 206,529	¥ 51,305